Business Combinations	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business Combinations

7. Business Combinations

For the year ended March 31, 2024

There were no significant business combinations.

For the year ended March 31, 2025

There were no significant business combinations.

For the year ended March 31, 2026

Acquisition of PayPay Securities Corporation and PayPay Bank Corporation

The Company entered a series of transactions and acquired PayPay Securities Corporation and PayPay Bank Corporation from SBG in April 2025.

On April 1, 2025, the Company acquired an additional 31.0% of the common shares of PayPay Securities Corporation, in which the Company had originally held 35.0% of the common shares prior to the transactions. The common shares were acquired from SoftBank Corp. and LY Corporation, subsidiaries of SBG. PayPay Securities Corporation also issued additional common shares to the Company on April 1, 2025 for a total cash consideration of 12,807 million yen. As a result of the transactions, the Company held 75.2% of the common shares of PayPay Securities Corporation as of April 1, 2025. Also, on April 11, 2025, the Company acquired 47.1% of the common shares and all the non-voting Class A preferred shares of PayPay Bank Corporation from Z Financial Corporation (currently LY Corporation after a merger on August 1, 2025), a subsidiary of SBG, and Mitsui Sumitomo Insurance Co., Ltd. for a cash consideration of 117,378 million yen. After the conversion of the non-voting Class A preferred shares of PayPay Bank Corporation into common shares, effective April 28, 2025, the Company held 75.5% of the common shares of PayPay Bank Corporation.

PayPay Securities Corporation is engaged in the securities intermediary business and PayPay Point investment service related business, and PayPay Bank Corporation is engaged in the internet banking business. Through the transactions, the Group aims to create synergies in the Payment Settlement Services and plans to further expand its market share in the cashless services market by providing PayPay Settlement Services and internet banking and securities intermediary services.

Those transactions were accounted for as business combinations of entities under common control as the Company and PayPay Securities Corporation as well as PayPay Bank Corporation were controlled by SBG before and after the transactions. As business combinations of entities under common control, the Group applied the pooling of interests method recognizing the effects of the business combination from April 1, 2022. In all periods presented in these consolidated financial statements, the Group recognized the assets, liabilities, and results of operations of PayPay Securities Corporation and PayPay Bank Corporation at the historical book values recorded by SBG in its consolidated financial statements. On April 1 and 11, 2025, the Company acquired common shares of PayPay Securities Corporation and common shares and Class A preferred shares of PayPay Bank Corporation, respectively, increasing the Company’s ownership interests. As a result, the Group derecognized a portion of Non-controlling interests of those entities in Total shareholder's equity, which resulted in 86,358 million yen decrease in Non-controlling interests and 36,827 million yen decrease in Share premium in the Consolidated Statements of Financial Position as of March 31, 2026. Also, the Group recognized 130,185 million yen cash used in Payments for the purchase of the equity interest of subsidiaries, through business combinations of entities under common control in the Consolidated Statements of Cash Flows.

As a result of the application of the pooling of interests method, the Group recognized its share of the corresponding goodwill previously recognized by SBG based on historical cost. This goodwill has been allocated to the Group’s cash generating unit in which PayPay Securities Corporation’s operations are included. There is no goodwill recognized arising from the acquisition of PayPay Bank Corporation.